Legal Proceedings - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended								12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Sep. 30, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Quinton Hazell [Member] USD ($)	Dec. 31, 2011 Quinton Hazell [Member] USD ($)	Dec. 31, 2010 Quinton Hazell [Member] USD ($)	Mar. 31, 2013 Quinton Hazell [Member] Neovia [Member] USD ($)	Sep. 30, 2013 Quinton Hazell [Member] Neovia [Member] USD ($)	Sep. 30, 2013 Quinton Hazell [Member] Neovia [Member] GBP (£)
Legal Proceedings [Line Items]
Entered into settlement agreement with Satisfied Brake Products Inc.	$ 10
Amount due upon execution of settlement agreement	2.5
Execution of settlement agreement additional	7.5
Gain on settlement agreement	2.5			4.0		4.0
Unpaid invoices										5.7										5.7
Asserting a claim against Affinia Group Inc. date																			Feb. 15, 2013	Feb. 15, 2013
Bankruptcy Date															Jan. 28, 2013				Jan. 28, 2013	Jan. 28, 2013
Logistics Services Agreement Date															May 05, 2006				May 05, 2006	May 05, 2006
Legal expense																		5
Tax benefit																		2
Discontinued operations, net of tax			(10)		(1)	(57)	(124)	(113)	1									3
Accrued for civil liability		$ 11			$ 11		$ 1	$ 4			$ 1	$ 1	$ 11	$ 10					$ 9